Compensation Receivable for Consumption Tax, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)
Compensation Receivable for Consumption Tax, Net (Details) [Line Items]
Due from third parties	$ 23,200,000	¥ 3,100.0
Related party	100,000
Total received	444,567		$ 9,035
Compensation receivable			15,300,000	¥ 2,300.0
Third Parties [Member]
Compensation Receivable for Consumption Tax, Net (Details) [Line Items]
Due from third parties	$ 23,100,000
Total received			$ 8,200,000	¥ 836.0